Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 138	$ 157	$ 49